INVESTMENT SECURITIES - Investments in debt securities at fair value through OCI (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INVESTMENT SECURITIES
Redemptions or sales	$ 232,738	$ 43,574
ECL allowance	53,511	31,809
Total reclassified to profit or loss	$ 286,249	$ 75,383